RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTIES

Related party balances within the consolidated balance sheets as of December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022
SAFE liability due to related parties	$349	$571
Convertible loans due to related parties	$2,416	$2,349
Crossover preferred shares and incentives shares issued to related parties	$596	$-
Bridge loans due to related parties	$400	$-

Interest expense due to related parties in connection with the convertible loans during the years ended December 31, 2023, 2022, and 2021 was $749, $21, and zero, respectively. Interest expense due to related parties related to the bridge loans was immaterial during the year ended December 31, 2023. See Note 10 for additional information.

During the year ended December 31, 2023, the Company issued 113,855 warrants with a total associated value of $193 to related parties. See also Note 10 and Note 13.

Cross-over Preferred Shares

During the year ended December 31, 2023, the Company received several investments from related parties. These investments totaled $245 and were subsequently converted into 34,868 Redeemable Crossover Preferred shares. Additionally, during the year ended December 31, 2023, the Company received investments of $600 from a related party that was subsequently converted into 85,390 Redeemable Crossover Preferred shares. The individual was no longer a related party as of December 31, 2023. Refer to Note 8 for additional information.

Related Party Expenses

In relation to a service agreement with a related party to provide project-based work services, during the years ended December 31, 2023 and 2022, the Company received such services for total consideration of $182 and $45, respectively. The Company did not incur related party service expenses during the year ended December 31, 2021. The expense was recognized within research and development on the consolidated statements of comprehensive loss.

In relation to a service agreement with a related party to provide advisory services, during the year ended December 31, 2023, the company received such services for total consideration of $50. The expense was recognized within general and administrative on the consolidated statements of comprehensive loss. The Company did not incur any expenses with this related party during the years ended December 31, 2022, or 2021.

In July 2023, the Company entered into a consulting services agreement (the “Consulting Agreement”) with an entity wholly owned and controlled by the Company’s Interim Chief Financial Officer as of August 2023 (“the Consulting Company”), to provide consulting services to the Company. Pursuant to the Consulting Agreement, the Company will pay the Consulting Company an annual retainer of $300,000 to be paid as follows: (i) 50% in cash and (ii) 50% by way of fully-vested options to purchase the Company’s Ordinary Shares issued under the Company’s Plan. During the year ended December 31, 2023, the Company granted 60,000 fully vested options and recognized related shared-based compensation expenses of $157 and consulting expenses of $75 within general and administrative on the consolidated statements of comprehensive loss.

Commitment to Shareholder

On November 17, 2021, the Company entered into an agreement with its former CIO pursuant to which, the Company, subject to certain conditions, agreed to issue to the former CIO options to purchase 346,575 Ordinary Shares at an exercise price of NIS 0.01. In exchange for the issuance of the foregoing options, the former CIO agreed to waive the Company’s previously agreed obligation to pay any taxes resulting from the exercise of 346,575 options granted to him as part of the Company’s December 2014 financing round and any taxes resulting from the sale of those options. In addition, the Company agreed to reimburse the former CIO for expenses related to a tax ruling in connection with Company’s securities previously granted to him. Because these present obligations are considered probable by the Company and arise as a result of past transactions and events, the Company considers these obligations as liabilities under US GAAP. As of December 31, 2022 the Company accrued a liability measured at fair value of approximately $1,945, with changes in fair value of $1,036 recognized in general and administrative on the consolidated statements of comprehensive loss. During the year ended December 31, 2023, the Company granted the options and de-recognized the commitment to shareholder liability and recorded the settlement of $909 within additional paid-in capital on the balance sheet.

On May 29, 2023, the Company entered into an employment termination agreement (the “Termination Agreement”) with its former CIO effective January 31, 2023:

1.	As per the Termination Agreement, the Company agreed to pay the former CIO the following:

A.	12 monthly payments, equivalent to approximately $32 and totaling of approximately $384.

B.	Severance payments in respect of all employment’s periods, by no later than December 31, 2023, totaling of approximately $177.

C.	All other amounts that have not been distributed, as of the Termination Agreement date, to his pension funds during the term of his employment in a total amount of approximately $32.

2.

In August 2023, following the BCA and the Redeemable Crossover Preferred shares agreements all the conditions set forth in the Termination Agreement, between the Company and the former CIO related to an option allocation in conjunction with waiving a tax liability, were met and in September 2023, 346,575 options were granted to the former CIO as a result. When the options were granted, the Company de-recognized the commitment to shareholder liability and recognized the gain on extinguishment which is recorded within general and administrative expenses on the consolidated statements of comprehensive loss.

Lamf Global Ventures Corp I [Member]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

On September 3, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover formation costs in exchange for an aggregate of 7,666,667 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). On November 10, 2021, the Company effected a share capitalization pursuant to which an additional 766,666 Founder Shares were issued to the Sponsor. All shares and associated amounts have been retroactively restated to reflect the share capitalization, resulting in an aggregate of 8,433,333 Founder Shares outstanding as of December 31, 2023 and 2022. As described in Note 1, in connection with the Extension, all 8,433,333 Class B ordinary shares were converted into 8,433,333 Class A Shares on May 11, 2023, resulting in no Class B ordinary shares outstanding.

The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earliest to occur of: (i) (x) with respect to one- third of such shares, until consummation of the initial business combination, (y) with respect to one-third of such shares, until the closing price of the Class A Shares exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial business combination and (z) with respect to one-third of such shares, until the closing price of the Class A Shares exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the initial business combination; (ii) two years after the consummation of the initial business combination; and (iii) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction after the initial business combination that results in all of the Company’s shareholders having the right to exchange their Class A Shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances. Any permitted transferees will be subject to the same restrictions and other agreements of the Initial Shareholders with respect to any Founder Shares.

In connection with the Business Combination (as defined below), pursuant to the Sponsor Support Agreement (as defined below), the Sponsor Parties (as defined below) agreed to not transfer any Class A Shares held by them for a period of six months following the closing of the Business Combination (the “Sponsor Parties Lock-up Period”), other than (i) the Class A Shares to be transferred by the Sponsor to certain unaffiliated third parties who executed Non-Redemption Agreements with the Company and the Sponsor in May 2023, which will be free from contractual transfer restrictions following the closing of the Business Combination, or (ii) the Private Placement Warrants or Class A Shares that were included as part of the Units purchased by the Sponsor in a private placement that occurred simultaneously with the completion of the IPO, which will continue to be subject to transfer restrictions for 30 days following the closing of the Business Combination.

With respect to 2,450,980 Class A Shares (the “Pooled Shares”), the Sponsor Parties Lock-up Period will expire on the later of (a) six months after the closing of the Business Combination and (b) the earliest of (i) Holdco (as defined below) or Nuvo (as defined below) having received, on or after the closing of the Business Combination, gross proceeds of at least $25,000,000 from an equity financing (excluding the Interim Financing), (ii) Holdco having closed its first marketed/underwritten follow-on offering and (iii) Holdco having completed a change of control transaction.

Related Party Loans

In order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial business combination, the Company would repay the Working Capital Loans. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,200,000 of the Working Capital Loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. At December 31, 2023 and 2022, no such Working Capital Loans were outstanding.

As noted in Subsequent Events, on February 2, 2024, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to $1,200,000 from the Sponsor, related to ongoing expenses reasonably related to the business of the Company and the consummation of its initial business combination. The Working Capital Promissory Note bears no interest and is repayable in full upon the earlier of the date on which the Company consummates its initial business combination or the date of the Company’s liquidation. Any outstanding principal amount to date under the Working Capital Promissory Note may be prepaid at any time by the Company, at its election and without penalty. Under the Working Capital Promissory Note, following the closing of the Company’s initial business combination, the Sponsor may elect to convert all or any portion of the unpaid principal balance of the Working Capital Promissory Note into units of the post-business combination entity at $10.00 per unit, with each unit being identical to the private placement units sold to the Sponsor in connection with the IPO. The Conversion Units and their underlying securities are entitled to the registration rights set forth in the Working Capital Promissory Note. As of February 23, 2024, there was $738,196 outstanding under the Working Capital Promissory Note.

Due to Affiliate

An affiliate of the Company advanced $88,196 for the cost of certain regulatory fees incurred by the Company. The Company will reimburse this amount to the affiliate. As of both December 31, 2023 and 2022, balance due to affiliate totaled $88,196.

The Sponsor advanced $650,000 for the cost of certain regulatory fees incurred by the Company. The Company will reimburse this amount to the Sponsor upon closing of an Initial Business Combination. As of December 31, 2023, balance due to the Sponsor totaled $650,000 and is non-interest bearing.

As noted above in Related Party Loans and as noted below in Subsequent Events, on February 2, 2024, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to $1,200,000 from the Sponsor, related to ongoing expenses reasonably related to the business of the Company and the consummation of its initial business combination. The Working Capital Promissory Note bears no interest and is repayable in full upon the earlier of the date on which the Company consummates its initial business combination or the date of the Company’s liquidation. Any outstanding principal amount to date under the Working Capital Promissory Note may be prepaid at any time by the Company, at its election and without penalty. Under the Working Capital Promissory Note, following the closing of the Company’s initial business combination, the Sponsor may elect to convert all or any portion of the unpaid principal balance of the Working Capital Promissory Note into units of the post-business combination entity at $10.00 per unit, with each unit being identical to the private placement units sold to the Sponsor in connection with the IPO. The Conversion Units and their underlying securities are entitled to the registration rights set forth in the Working Capital Promissory Note. The aggregate balance due to the Sponsor from advances described above was reflected as a draft on the Working Capital Promissory Note on the date of issuance of the Working Capital Promissory Note. As of February 23, 2024, there was $738,196 outstanding under the Working Capital Promissory Note, which includes the $88,196 advance from an affiliate of the Company and the Sponsor advance of $650,000.

Administrative Services Agreement

On November 10, 2021, the Company entered into an agreement to pay the Sponsor (and/or its affiliates or designees) an aggregate of $20,000 per month for office space and, secretarial, and administrative services. For the year ended December 31, 2023 and 2022, the Company incurred $240,000 and $240,000, respectively, of administrative services under the arrangement. For the year ended December 31, 2023 and 2022, amounts due to the Sponsor were $160,000 and $0 in accrued expenses, respectively. Upon the earlier of the Company’s consummation of a business combination or its liquidation, the Company will cease paying these monthly fees.